Note 16 - Aggregate Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2014 USD ($)
2015	$ 539
2016	482
2017	331
2018	252
2019	329
Thereafter	790
Total payments	$ 2,723